Investments in Associates and Joint Ventures - Investment of ePLDT in MediaQuest PDRs - Additional Information (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Feb. 28, 2018
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Carrying value of investments in associates	₱ 19,151	₱ 18,981	₱ 1,664
MediaQuest PDRs [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of investment in associates	64.00%	64.00%
Carrying value of investments in associates	₱ 8,706	₱ 9,186